Fair Value Instrument - Summary of Classifications of the Company's Derivative Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets
Current commodity derivatives	$ 281	$ 152
Long-term commodity derivatives		996
Total assets	281	1,148
Liabilities
Current commodity derivatives	49,424	9,279
Long-term commodity derivatives	10,664	1,371
Total liabilities	60,088	10,650
Netting
Assets
Current commodity derivatives	(2,927)	(2,704)
Long-term commodity derivatives	(2,064)	(1,186)
Total assets	(4,991)	(3,890)
Liabilities
Current commodity derivatives	2,927	2,704
Long-term commodity derivatives	2,064	1,186
Total liabilities	4,991	3,890
Fair Value, Measurements, Recurring
Assets
Current commodity derivatives	3,208	2,856
Long-term commodity derivatives	2,064	2,182
Total assets	5,272	5,038
Liabilities
Current commodity derivatives	52,351	11,983
Long-term commodity derivatives	12,728	2,557
Total liabilities	65,079	14,540
Fair Value, Measurements, Recurring | Level 2
Assets
Current commodity derivatives	3,208	2,856
Long-term commodity derivatives	2,064	2,182
Total assets	5,272	5,038
Liabilities
Current commodity derivatives	52,351	11,983
Long-term commodity derivatives	12,728	2,557
Total liabilities	$ 65,079	$ 14,540